Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2018-C43
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C43

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com

Certificate Interest Reconciliation Detail	4		301 South College Street, | Charlotte, NC 28288-0166
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association

Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	19	Representations Reviewer

Historical Detail	20		David Rodgers	(212) 230-9025

Delinquency Loan Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
		Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road, | Columbia, MD 21045

Modified Loan Detail	25	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	26		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27

Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001LAQ5	2.890000%	22,182,000.00	827,985.95	512,683.86	1,994.07	0.00	0.00	514,677.93	315,302.09	30.96%	30.00%
A-2	95001LAR3	3.860000%	7,539,000.00	7,539,000.00	0.00	24,250.45	0.00	0.00	24,250.45	7,539,000.00	30.96%	30.00%
A-SB	95001LAS1	3.951000%	40,193,000.00	40,193,000.00	0.00	132,335.45	0.00	0.00	132,335.45	40,193,000.00	30.96%	30.00%
A-3	95001LAT9	3.746000%	86,500,000.00	86,500,000.00	0.00	270,024.17	0.00	0.00	270,024.17	86,500,000.00	30.96%	30.00%
A-4	95001LAU6	4.012000%	337,416,000.00	337,416,000.00	0.00	1,128,094.16	0.00	0.00	1,128,094.16	337,416,000.00	30.96%	30.00%
A-S	95001LAX0	4.152000%	73,192,000.00	73,192,000.00	0.00	253,244.32	0.00	0.00	253,244.32	73,192,000.00	20.25%	19.63%
B	95001LAY8	4.253000%	32,628,000.00	32,628,000.00	0.00	115,639.07	0.00	0.00	115,639.07	32,628,000.00	15.48%	15.00%
C	95001LAZ5	4.514000%	29,983,000.00	29,983,000.00	0.00	112,786.05	0.00	0.00	112,786.05	29,983,000.00	11.09%	10.75%
D	95001LAC6	3.000000%	26,455,000.00	26,455,000.00	0.00	66,137.50	0.00	0.00	66,137.50	26,455,000.00	7.22%	7.00%
E	95001LAF9	4.615167%	18,519,000.00	18,519,000.00	0.00	71,223.56	0.00	0.00	71,223.56	18,519,000.00	4.51%	4.38%
F	95001LAH5	4.615167%	8,818,000.00	8,818,000.00	0.00	33,913.78	0.00	0.00	33,913.78	8,818,000.00	3.23%	3.13%
G*	95001LAK8	4.615167%	22,046,433.00	22,046,433.00	0.00	76,520.55	0.00	0.00	76,520.55	22,046,433.00	0.00%	0.00%
V	95001LAM4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001LAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Vertical BCC2FVTG5		4.615167%	16,977,551.15	16,463,655.26	12,338.01	63,119.76	0.00	0.00	75,457.77	16,451,317.25	0.00%	0.00%
RR
Interest
Regular SubTotal			722,448,984.15	700,581,074.21	525,021.87	2,349,282.89	0.00	0.00	2,874,304.76	700,056,052.34

Notional Certificates
X-A	95001LAV4	0.661446%	493,830,000.00	472,475,985.94	0.00	260,431.31	0.00	0.00	260,431.31	471,963,302.09
X-B	95001LAW2	0.358977%	135,803,000.00	135,803,000.00	0.00	40,625.15	0.00	0.00	40,625.15	135,803,000.00
X-D	95001LAA0	1.615167%	26,455,000.00	26,455,000.00	0.00	35,607.70	0.00	0.00	35,607.70	26,455,000.00
Notional SubTotal			656,088,000.00	634,733,985.94	0.00	336,664.16	0.00	0.00	336,664.16	634,221,302.09

Deal Distribution Total					525,021.87	2,685,947.05	0.00	0.00	3,210,968.92

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001LAQ5	37.32692949	23.11260752	0.08989586	0.00000000	0.00000000	0.00000000	0.00000000	23.20250338	14.21432197
A-2	95001LAR3	1,000.00000000	0.00000000	3.21666667	0.00000000	0.00000000	0.00000000	0.00000000	3.21666667	1,000.00000000
A-SB	95001LAS1	1,000.00000000	0.00000000	3.29249994	0.00000000	0.00000000	0.00000000	0.00000000	3.29249994	1,000.00000000
A-3	95001LAT9	1,000.00000000	0.00000000	3.12166671	0.00000000	0.00000000	0.00000000	0.00000000	3.12166671	1,000.00000000
A-4	95001LAU6	1,000.00000000	0.00000000	3.34333333	0.00000000	0.00000000	0.00000000	0.00000000	3.34333333	1,000.00000000
A-S	95001LAX0	1,000.00000000	0.00000000	3.46000000	0.00000000	0.00000000	0.00000000	0.00000000	3.46000000	1,000.00000000
B	95001LAY8	1,000.00000000	0.00000000	3.54416667	0.00000000	0.00000000	0.00000000	0.00000000	3.54416667	1,000.00000000
C	95001LAZ5	1,000.00000000	0.00000000	3.76166661	0.00000000	0.00000000	0.00000000	0.00000000	3.76166661	1,000.00000000
D	95001LAC6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	95001LAF9	1,000.00000000	0.00000000	3.84597224	0.00000000	0.00000000	0.00000000	0.00000000	3.84597224	1,000.00000000
F	95001LAH5	1,000.00000000	0.00000000	3.84597188	0.00000000	0.00000000	0.00000000	0.00000000	3.84597188	1,000.00000000
G	95001LAK8	1,000.00000000	0.00000000	3.47088121	0.37509106	8.01900924	0.00000000	0.00000000	3.47088121	1,000.00000000
V	95001LAM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001LAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Vertical RR	BCC2FVTG5	969.73085898	0.72672495	3.71783654	0.01172195	0.25059916	0.00000000	0.00000000	4.44456149	969.00413403
Interest

Notional Certificates
X-A	95001LAV4	956.75837017	0.00000000	0.52737037	0.00000000	0.00000000	0.00000000	0.00000000	0.52737037	955.72019134
X-B	95001LAW2	1,000.00000000	0.00000000	0.29914766	0.00000000	0.00000000	0.00000000	0.00000000	0.29914766	1,000.00000000
X-D	95001LAA0	1,000.00000000	0.00000000	1.34597241	0.00000000	0.00000000	0.00000000	0.00000000	1.34597241	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	1,994.07	0.00	1,994.07	0.00	0.00	0.00	1,994.07	0.00
A-2	09/01/21 - 09/30/21	30	0.00	24,250.45	0.00	24,250.45	0.00	0.00	0.00	24,250.45	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	132,335.45	0.00	132,335.45	0.00	0.00	0.00	132,335.45	0.00
A-3	09/01/21 - 09/30/21	30	0.00	270,024.17	0.00	270,024.17	0.00	0.00	0.00	270,024.17	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,128,094.16	0.00	1,128,094.16	0.00	0.00	0.00	1,128,094.16	0.00
X-A	09/01/21 - 09/30/21	30	0.00	260,431.31	0.00	260,431.31	0.00	0.00	0.00	260,431.31	0.00
X-B	09/01/21 - 09/30/21	30	0.00	40,625.15	0.00	40,625.15	0.00	0.00	0.00	40,625.15	0.00
X-D	09/01/21 - 09/30/21	30	0.00	35,607.70	0.00	35,607.70	0.00	0.00	0.00	35,607.70	0.00
A-S	09/01/21 - 09/30/21	30	0.00	253,244.32	0.00	253,244.32	0.00	0.00	0.00	253,244.32	0.00
B	09/01/21 - 09/30/21	30	0.00	115,639.07	0.00	115,639.07	0.00	0.00	0.00	115,639.07	0.00
C	09/01/21 - 09/30/21	30	0.00	112,786.05	0.00	112,786.05	0.00	0.00	0.00	112,786.05	0.00
D	09/01/21 - 09/30/21	30	0.00	66,137.50	0.00	66,137.50	0.00	0.00	0.00	66,137.50	0.00
E	09/01/21 - 09/30/21	30	0.00	71,223.56	0.00	71,223.56	0.00	0.00	0.00	71,223.56	0.00
F	09/01/21 - 09/30/21	30	0.00	33,913.78	0.00	33,913.78	0.00	0.00	0.00	33,913.78	0.00
G	09/01/21 - 09/30/21	30	167,875.49	84,789.97	0.00	84,789.97	8,269.42	0.00	0.00	76,520.55	176,790.55
Vertical RR
	09/01/21 - 09/30/21	30	4,040.01	63,318.76	0.00	63,318.76	199.01	0.00	0.00	63,119.76	4,254.56
Interest
Totals			171,915.50	2,694,415.47	0.00	2,694,415.47	8,468.43	0.00	0.00	2,685,947.05	181,045.11

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,210,968.92
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,708,053.83	Master Servicing Fee	6,052.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,606.56
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.91
ARD Interest	0.00	Operating Advisor Fee	1,152.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	245.20
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,708,053.83	Total Fees	13,638.32

Principal		Expenses/Reimbursements
Scheduled Principal	525,021.87	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	1,468.43
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	525,021.87	Total Expenses/Reimbursements	8,468.43

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,685,947.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	525,021.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,210,968.92
Total Funds Collected	3,233,075.70	Total Funds Distributed	3,233,075.67

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	700,581,075.00	700,581,075.00	Beginning Certificate Balance	700,581,074.21
(-) Scheduled Principal Collections	525,021.87	525,021.87	(-) Principal Distributions	525,021.87
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	700,056,053.13	700,056,053.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	701,039,259.39	701,039,259.39	Ending Certificate Balance	700,056,052.34
Ending Actual Collateral Balance	700,534,797.55	700,534,797.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.79)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.79)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	32,966,522.74	4.71%	72	5.2682	NAP	Defeased	4	32,966,522.74	4.71%	72	5.2682	NAP
2,000,000 or less	3	4,734,684.66	0.68%	74	4.9407	1.588148	1.30 or less	7	74,631,746.68	10.66%	72	4.7371	0.594355
2,000,001 to 3,000,000	11	28,155,535.71	4.02%	75	5.2878	1.760830	1.31 to 1.40	7	68,814,818.03	9.83%	76	5.0566	1.340602
3,000,001 to 4,000,000	6	21,318,667.60	3.05%	75	5.1841	1.932706	1.41 to 1.50	4	22,360,865.60	3.19%	76	5.2380	1.439766
4,000,001 to 5,000,000	5	23,453,118.40	3.35%	64	5.2761	1.678162	1.51 to 1.75	5	47,251,097.38	6.75%	76	4.8082	1.649384
5,000,001 to 6,000,000	4	22,962,571.14	3.28%	76	5.4025	1.487750	1.76 to 2.00	12	99,629,296.25	14.23%	76	5.0111	1.879470
6,000,001 to 7,000,000	1	6,100,000.00	0.87%	76	4.4830	4.284600	2.01 to 2.25	7	54,966,715.19	7.85%	76	4.9403	2.124304
7,000,001 to 8,000,000	5	37,808,595.83	5.40%	75	4.7126	1.635851	2.26 to 2.50	7	154,113,153.99	22.01%	76	4.5255	2.304396
8,000,001 to 9,000,000	1	8,021,587.77	1.15%	76	4.9000	1.903400	2.51 to 2.75	1	2,854,822.00	0.41%	77	5.5200	2.630900
9,000,001 to 10,000,000	4	37,969,705.69	5.42%	77	4.8833	2.242877	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	4	52,834,441.59	7.55%	76	4.6695	2.551731	3.01 or greater	8	142,467,015.27	20.35%	75	3.8152	3.522698
15,000,001 to 20,000,000	3	49,834,999.32	7.12%	76	4.6866	2.193774	Totals	62	700,056,053.13	100.00%	75	4.6383	2.086442
20,000,001 to 30,000,000	5	119,753,585.58	17.11%	76	4.3986	2.144310
30,000,001 to 50,000,000	5	200,142,037.10	28.59%	76	4.5473	1.823793
50,000,001 or greater	1	54,000,000.00	7.71%	74	3.6189	3.501600
Totals	62	700,056,053.13	100.00%	75	4.6383	2.086442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	10	32,966,522.74	4.71%	72	5.2682	NAP	Totals	130	700,056,053.13	100.00%	75	4.6383	2.086442
Alabama	3	19,840,637.20	2.83%	76	5.1742	1.703204
									Property Type³
Arizona	6	15,249,789.08	2.18%	76	4.8758	2.955200
California	36	243,204,918.78	34.74%	75	4.2901	2.732984		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	4	8,260,177.54	1.18%	74	5.0362	1.383199		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	2	16,712,553.06	2.39%	77	4.8800	2.186300	Defeased	10	32,966,522.74	4.71%	72	5.2682	NAP
Florida	8	18,145,510.95	2.59%	76	4.7977	2.163530	Industrial	17	178,433,082.66	25.49%	76	4.7886	2.035139
Georgia	6	32,762,628.06	4.68%	75	4.7018	1.889700	Lodging	7	44,585,635.22	6.37%	69	5.1540	1.538652
Illinois	5	8,896,783.73	1.27%	76	4.6128	2.018952	Mixed Use	4	17,503,564.44	2.50%	76	4.7622	2.173557
Kentucky	2	3,610,000.00	0.52%	77	4.8200	2.276400	Mobile Home Park	19	31,615,851.20	4.52%	75	5.3006	1.882375
Maryland	1	5,942,741.02	0.85%	77	5.6000	0.715700	Multi-Family	6	33,369,452.83	4.77%	75	4.6607	2.715852
Michigan	2	6,672,313.86	0.95%	77	4.9973	2.182316	Office	20	211,924,878.58	30.27%	75	4.1608	2.428820
Minnesota	1	36,185,923.63	5.17%	76	4.3050	0.522600	Retail	41	135,516,521.81	19.36%	76	4.6344	1.890890
Mississippi	1	2,483,106.88	0.35%	75	5.2400	2.083400	Self Storage	6	14,140,543.66	2.02%	75	5.1531	1.723935
Missouri	1	2,854,822.00	0.41%	77	5.5200	2.630900	Totals	130	700,056,053.13	100.00%	75	4.6383	2.086442
New Jersey	1	21,153,585.58	3.02%	77	4.8650	1.334100
New York	3	11,373,014.35	1.62%	74	4.9501	1.732779
North Carolina	1	2,090,000.00	0.30%	75	4.0533	2.362400
Ohio	9	37,226,745.36	5.32%	77	4.8994	1.904881
Pennsylvania	2	16,698,971.08	2.39%	75	4.9043	1.000194
South Carolina	2	9,600,858.75	1.37%	47	5.5038	0.975106
Tennessee	3	5,175,000.00	0.74%	75	4.0533	2.362400
Texas	12	106,894,987.96	15.27%	76	4.6964	1.814589
Virginia	6	28,576,558.53	4.08%	75	4.6772	2.649867
Wisconsin	3	7,477,903.00	1.07%	74	5.0351	1.906267

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	32,966,522.74	4.71%	72	5.2682	NAP	Defeased	4	32,966,522.74	4.71%	72	5.2682	NAP
	3.500% or less	1	30,000,000.00	4.29%	75	3.3650	3.310800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	1	54,000,000.00	7.71%	74	3.6189	3.501600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	20,435,650.00	2.92%	76	3.8554	3.966980	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	53,840,000.00	7.69%	75	4.1057	2.614213	37 months to 48 months	57	663,738,103.81	94.81%	75	4.6048	2.125590
	4.251% to 4.500%	5	123,287,399.54	17.61%	76	4.3740	1.787558	49 months or greater	1	3,351,426.58	0.48%	70	5.0700	1.324400
	4.501% to 4.750%	2	14,779,135.08	2.11%	75	4.5737	1.764859	Totals	62	700,056,053.13	100.00%	75	4.6383	2.086442
	4.751% to 5.000%	19	221,453,123.96	31.63%	76	4.8827	2.019553
	5.001% to 5.250%	13	94,999,661.48	13.57%	75	5.1116	1.398354
	5.251% to 5.500%	5	21,244,748.99	3.03%	63	5.3668	1.317953
	5.501% to 5.750%	6	24,648,997.47	3.52%	77	5.6466	1.535418
	5.751% to 6.250%	1	5,908,067.94	0.84%	76	5.8400	1.420600
	6.251% or greater	1	2,492,745.93	0.36%	77	6.3100	1.709500
	Totals	62	700,056,053.13	100.00%	75	4.6383	2.086442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	32,966,522.74	4.71%	72	5.2682	NAP	Defeased	4	32,966,522.74	4.71%	72	5.2682	NAP
	112 months or less	58	667,089,530.39	95.29%	75	4.6071	2.121565	Interest Only	11	232,975,650.00	33.28%	76	4.2443	2.575947
	113 months or greater	0	0.00	0.00%	0	0.0000	0.000000	297 months or less	4	30,322,545.24	4.33%	75	5.1055	1.366974
	Totals	62	700,056,053.13	100.00%	75	4.6383	2.086442	298 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	43	403,791,335.15	57.68%	75	4.7791	1.916066
								Totals	62	700,056,053.13	100.00%	75	4.6383	2.086442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	32,966,522.74	4.71%	72	5.2682	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	56	647,465,608.22	92.49%	75	4.5986	2.134759
	13 months to 24 months	1	4,501,475.91	0.64%	76	4.3800	3.639500
	25 months or greater	1	15,122,446.26	2.16%	76	5.0400	1.104800
	Totals	62	700,056,053.13	100.00%	75	4.6383	2.086442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100810	OF	Sunnyvale	CA	Actual/360	3.619%	162,850.50	0.00	0.00	N/A	12/06/27	--	54,000,000.00	54,000,000.00	10/06/21
2	310942779	IN	Irvine	CA	Actual/360	4.375%	182,291.67	0.00	0.00	N/A	02/07/28	--	50,000,000.00	50,000,000.00	10/07/21
3	883100835	Various Various		CA	Actual/360	4.890%	183,375.00	0.00	0.00	N/A	02/06/28	--	45,000,000.00	45,000,000.00	10/06/21
4	883100832	OF	Bloomington	MN	Actual/360	4.305%	130,011.41	54,190.00	0.00	N/A	02/06/28	--	36,240,113.63	36,185,923.63	10/06/21
5	310080005	Various Various		Various	Actual/360	4.053%	121,058.56	0.00	0.00	N/A	01/06/28	--	35,840,000.00	35,840,000.00	10/06/21
6	310080006	IN	Katy	TX	Actual/360	5.141%	142,084.15	48,831.00	0.00	N/A	02/01/28	--	33,164,944.47	33,116,113.47	10/01/21
7	310944022	OF	Sunnyvale	CA	Actual/360	3.365%	84,124.45	0.00	0.00	01/06/28	04/06/31	--	30,000,000.00	30,000,000.00	10/06/21
8	300571796	RT	Houston	TX	Actual/360	4.440%	98,050.00	0.00	0.00	N/A	03/06/28	--	26,500,000.00	26,500,000.00	10/06/21
9	310943442	OF	Parsippany	NJ	Actual/360	4.865%	85,883.44	30,408.87	0.00	N/A	03/11/28	--	21,183,994.45	21,153,585.58	10/11/21
10	310944082	IN	Groveport	OH	Actual/360	4.760%	83,696.67	0.00	0.00	N/A	03/11/28	--	21,100,000.00	21,100,000.00	10/11/21
11	307331053	IN	Various	CA	Actual/360	4.990%	87,325.00	0.00	0.00	N/A	03/06/28	--	21,000,000.00	21,000,000.00	10/06/21
12	300571790	SS	Various	Various	Actual/360	5.130%	87,799.89	26,606.99	0.00	N/A	02/06/28	--	20,537,986.68	20,511,379.69	10/06/21
13	610943353	OF	Richmond	VA	Actual/360	4.210%	63,150.00	0.00	0.00	N/A	01/11/28	--	18,000,000.00	18,000,000.00	10/11/21
14	307331054	IN	Meriden	CT	Actual/360	4.880%	68,050.48	21,172.25	0.00	N/A	03/06/28	--	16,733,725.31	16,712,553.06	10/06/21
15	883100825	RT	Austin	TX	Actual/360	5.040%	63,609.50	22,673.53	0.00	N/A	02/06/28	--	15,145,119.79	15,122,446.26	09/06/21
16	307331048	MF	Atlanta	GA	Actual/360	5.000%	61,017.23	19,506.01	0.00	N/A	01/06/28	--	14,644,136.33	14,624,630.32	10/06/21
17	610941721	IN	Various	Various	Actual/360	4.820%	53,542.17	0.00	0.00	03/11/28	03/11/34	--	13,330,000.00	13,330,000.00	10/11/21
18	307331051	LO	Oxford	AL	Actual/360	4.980%	49,821.52	26,023.78	0.00	N/A	02/06/28	--	12,005,185.05	11,979,161.27	10/06/21
19	310080019	MF	El Paso	TX	Actual/360	3.851%	41,400.34	0.00	0.00	N/A	02/06/28	--	12,900,650.00	12,900,650.00	10/06/21
20	610941773	IN	Fresno	CA	Actual/360	5.070%	42,083.39	14,732.93	0.00	N/A	03/11/28	--	9,960,565.26	9,945,832.33	10/11/21
21	310939716	LO	Yuma	AZ	Actual/360	4.830%	38,014.21	14,633.81	0.00	N/A	02/11/28	--	9,444,523.17	9,429,889.36	10/11/21
22	600943865	RT	Buford	GA	Actual/360	4.830%	38,402.63	13,029.22	0.00	N/A	02/11/28	--	9,541,026.96	9,527,997.74	10/11/21
23	883100831	OF	Blue Bell	PA	Actual/360	4.790%	36,244.54	14,065.32	0.00	N/A	03/06/28	--	9,080,051.58	9,065,986.26	10/06/21
24	310080024	LO	Willow Grove	PA	Actual/360	5.040%	32,165.40	25,443.17	0.00	N/A	11/11/27	--	7,658,427.99	7,632,984.82	03/11/20
25	410943208	OF	Purchase	NY	Actual/360	4.900%	32,805.07	12,306.70	0.00	N/A	02/11/28	--	8,033,894.47	8,021,587.77	10/11/21
26	310080026	RT	Montgomery	AL	Actual/360	5.470%	35,878.69	9,535.44	0.00	N/A	03/11/28	--	7,871,011.37	7,861,475.93	10/11/21
27	610942907	MU	Petaluma	CA	Actual/360	4.600%	29,618.58	11,034.12	0.00	N/A	01/11/28	--	7,726,586.59	7,715,552.47	10/11/21
28	300571797	MH	Various	Various	Actual/360	5.520%	34,476.63	8,998.37	0.00	N/A	12/06/27	--	7,494,919.99	7,485,921.62	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	883100815	RT	Santa Rosa	CA	Actual/360	3.863%	24,256.42	0.00	0.00	N/A	01/06/28	--	7,535,000.00	7,535,000.00	10/06/21
31	410941948	RT	Arlington	TX	Actual/360	4.545%	26,789.89	9,655.00	0.00	N/A	12/11/27	--	7,073,237.61	7,063,582.61	10/11/21
32	307331050	MH	Various	AZ	Actual/360	4.950%	24,059.75	12,766.45	0.00	N/A	01/06/28	--	5,832,666.16	5,819,899.71	10/06/21
33	310080033	LO	Waldorf	MD	Actual/360	5.600%	27,770.37	8,052.16	0.00	N/A	03/11/28	--	5,950,793.18	5,942,741.02	10/11/21
34	300571791	MH	Deerfield	OH	Actual/360	5.840%	28,790.30	7,746.47	0.00	N/A	02/06/28	--	5,915,814.41	5,908,067.94	10/06/21
35	883100827	OF	Newark	CA	Actual/360	4.483%	22,788.58	0.00	0.00	N/A	02/06/28	--	6,100,000.00	6,100,000.00	10/06/21
36	410942170	IN	Newport News	VA	Actual/360	5.190%	22,920.78	7,740.00	0.00	N/A	02/11/28	--	5,299,602.47	5,291,862.47	10/11/21
37	300571798	LO	Blythewood	SC	Actual/360	5.700%	23,275.44	9,594.20	0.00	N/A	03/06/28	--	4,900,093.64	4,890,499.44	10/06/21
38	310943242	LO	Greer	SC	Actual/360	5.300%	20,833.96	6,764.68	0.00	N/A	02/11/23	--	4,717,123.99	4,710,359.31	10/11/21
39	310080039	RT	San Diego	CA	Actual/360	5.700%	23,037.50	0.00	0.00	N/A	02/06/28	--	4,850,000.00	4,850,000.00	10/06/21
40	310080040	OF	Nacogdoches	TX	Actual/360	5.230%	19,642.40	6,076.67	0.00	N/A	03/11/28	--	4,506,860.41	4,500,783.74	10/11/21
41	410943226	IN	Hayward	CA	Actual/360	4.380%	16,453.30	6,277.60	0.00	N/A	02/11/28	--	4,507,753.51	4,501,475.91	10/11/21
42	310080042	MH	Various	CO	Actual/360	5.190%	16,806.51	5,544.59	0.00	N/A	12/11/27	--	3,885,898.30	3,880,353.71	10/11/21
43	883100828	OF	Fort Myers	FL	Actual/360	4.760%	15,866.67	0.00	0.00	N/A	02/06/28	--	4,000,000.00	4,000,000.00	10/06/21
44	310080044	MH	Various	Various	Actual/360	5.750%	16,988.88	4,676.26	0.00	N/A	03/11/28	--	3,545,504.74	3,540,828.48	10/11/21
45	310080045	MF	Various	NY	Actual/360	5.070%	14,181.59	5,163.02	0.00	N/A	08/11/27	--	3,356,589.60	3,351,426.58	10/11/21
46	310080046	RT	Vero Beach	FL	Actual/360	5.320%	14,756.92	4,722.24	0.00	N/A	03/11/28	--	3,328,627.79	3,323,905.55	10/11/21
47	310080047	MH	Milwaukee	WI	Actual/360	5.060%	13,604.59	4,231.73	0.00	N/A	02/11/28	--	3,226,385.01	3,222,153.28	10/11/21
48	310080048	MH	Hays	KS	Actual/360	5.380%	13,487.62	4,301.36	0.00	N/A	12/11/27	--	3,008,390.98	3,004,089.62	10/11/21
49	310080049	RT	Plover	WI	Actual/360	4.950%	12,041.05	4,505.82	0.00	N/A	11/11/27	--	2,919,042.88	2,914,537.06	10/11/21
			Branson Merriam
50	310080050	SS		MO	Actual/360	5.520%	13,150.22	3,921.11	0.00	N/A	03/11/28	--	2,858,743.11	2,854,822.00	10/11/21
			Woods
51	310080051	MH	Various	VA	Actual/360	5.260%	12,254.61	3,777.26	0.00	N/A	02/11/28	--	2,795,727.39	2,791,950.13	10/11/21
52	310080052	MH	Avon Park	FL	Actual/360	5.060%	11,488.70	3,591.10	0.00	N/A	01/11/28	--	2,724,591.81	2,721,000.71	10/11/21
53	310080053	RT	Streamwood	IL	Actual/360	5.550%	11,902.99	3,512.12	0.00	N/A	03/11/28	--	2,573,618.65	2,570,106.53	10/11/21
54	310080054	SS	Crescent City	CA	Actual/360	5.350%	11,416.54	3,660.63	0.00	N/A	01/11/28	--	2,560,718.70	2,557,058.07	10/11/21
55	310080055	SS	New Albany	MS	Actual/360	5.240%	10,858.71	3,620.38	0.00	N/A	01/11/28	--	2,486,727.26	2,483,106.88	10/11/21
56	300571794	MF	Lynchburg	VA	Actual/360	6.310%	13,123.39	2,986.85	0.00	N/A	03/06/28	--	2,495,732.78	2,492,745.93	10/06/21
57	310080057	MH	Winter Haven	FL	Actual/360	5.060%	10,092.76	3,154.76	0.00	N/A	01/11/28	--	2,393,539.33	2,390,384.57	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
58	310080058	SS	Colorado Springs	CO	Actual/360	4.900%	9,228.94	3,078.61	0.00	N/A	12/11/27	--	2,260,147.86	2,257,069.25	10/11/21
59	310080059	SS	Thornton	CO	Actual/360	4.900%	8,679.74	2,895.41	0.00	N/A	12/11/27	--	2,125,649.99	2,122,754.58	10/11/21
60	310080060	MH	Marshfield	WI	Actual/360	5.580%	9,150.45	2,706.89	0.00	N/A	01/11/23	--	1,967,838.70	1,965,131.81	10/11/21
61	410942134	SS	Killeen	TX	Actual/360	4.800%	7,473.96	2,757.01	0.00	N/A	12/11/27	--	1,868,489.89	1,865,732.88	10/11/21
62	410943685	RT	Miami	FL	Actual/360	4.920%	6,273.31	2,336.19	0.00	N/A	02/11/28	--	1,530,075.31	1,527,739.12	10/11/21
63	310080063	MH	Franklin	WI	Actual/360	5.160%	5,775.87	2,013.79	0.00	N/A	10/11/27	--	1,343,226.45	1,341,212.66	10/11/21
Totals							2,708,053.83	525,021.87	0.00				700,581,075.00	700,056,053.13
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	19,862,163.30	11,010,368.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	16,528,038.26	7,855,485.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	28,539,825.00	13,868,417.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,411,973.84	876,217.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,528,678.00	1,796,277.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,556,105.00	4,185,741.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	41,502,964.19	9,514,032.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,078,278.00	1,017,005.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,309,091.20	1,029,657.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	493,384.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,436,405.42	1,264,888.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,605,166.12	1,357,991.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,337,263.44	1,176,682.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,317,468.00	921,260.00	01/01/19	09/30/19	--	0.00	32,669.18	86,219.93	86,219.93	0.00	0.00
16	1,825,729.75	908,018.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,638,328.06	826,113.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,313,319.18	1,865,013.02	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,986,686.70	1,110,920.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,406,595.67	704,325.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,805,665.16	2,470,067.74	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	865,211.26	490,914.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,460,280.36	688,162.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	251,764.00	(26,138.00)	01/01/21	03/31/21	07/12/21	349,974.43	10,016.13	56,021.63	1,086,899.07	253,953.37	0.00
25	1,144,591.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	795,934.72	442,867.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	841,945.13	525,372.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,082,127.56	263,895.35	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	804,480.95	360,121.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	758,296.55	435,096.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	24.28	0.00
33	54,398.19	381,560.99	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	691,542.71	315,588.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,132,347.35	663,188.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	592,105.07	406,315.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	457,115.53	783,209.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	50,989.88	73,400.51	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	357,086.00	219,095.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	448,316.54	224,158.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	598,180.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
42	485,955.00	235,303.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	530,127.14	247,366.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	393,142.00	237,651.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	349,781.00	82,963.93	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	533,045.02	386,351.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	495,291.00	257,689.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	326,847.00	142,773.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	430,215.43	278,545.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	316,498.88	90,573.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	340,153.25	210,563.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	278,723.40	139,946.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	344,648.27	165,029.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	265,042.56	185,352.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	286,730.98	175,247.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	287,730.05	167,931.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	184,149.90	99,910.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	91,394.80	58,963.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	164,607.91	84,375.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	151,087.86	74,437.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	204,205.19	101,353.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	163,237,654.64	74,519,185.08				349,974.43	42,685.31	142,241.56	1,173,119.00	253,977.65	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	7,632,984.82	1	15,122,446.26	0	0.00	0	0.00	0	0.00	0	0.00	4.638259%	4.606770%	75
09/17/21	0	0.00	0	0.00	1	7,658,427.99	1	15,145,119.79	0	0.00	0	0.00	0	0.00	0	0.00	4.638527%	4.607030%	76
08/17/21	0	0.00	0	0.00	1	7,682,693.67	1	15,165,584.18	0	0.00	0	0.00	0	0.00	0	0.00	4.638768%	4.607261%	77
07/16/21	0	0.00	0	0.00	2	22,892,814.63	1	15,185,960.14	0	0.00	0	0.00	0	0.00	0	0.00	4.639006%	4.607491%	78
06/17/21	0	0.00	0	0.00	2	22,940,356.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.639271%	4.607746%	79
05/17/21	0	0.00	1	15,228,559.10	1	7,755,936.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.639506%	4.607973%	80
04/16/21	1	15,250,788.82	0	0.00	1	7,780,865.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.639768%	4.608226%	81
03/17/21	0	0.00	1	9,526,086.04	1	7,804,602.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640000%	4.608450%	82
02/18/21	2	24,839,999.55	0	0.00	1	7,831,511.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640305%	4.608744%	83
01/15/21	1	6,011,179.07	0	0.00	1	7,855,028.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640530%	4.608961%	84
12/17/20	0	0.00	0	0.00	1	7,878,444.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640754%	4.609176%	85
11/18/20	1	15,358,422.17	0	0.00	1	7,902,861.52	0	0.00	0	0.00	1	6,025,684.23	0	0.00	0	0.00	4.641005%	4.609417%	86
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	883100825 09/06/21		0	B	86,219.93	86,219.93	1,602.41	15,145,119.79	04/15/20	2		03/15/21
24	310080024 03/11/20		18	6	56,021.63	1,086,899.07	286,444.33	8,089,055.73	06/16/20	13
Totals					142,241.56	1,173,119.00	288,046.74	23,234,175.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		6,675,491	6,675,491	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		693,380,562	670,625,131	7,632,985		15,122,446

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	700,056,053	677,300,622	0	0	7,632,985	15,122,446
Sep-21	700,581,075	677,777,527	0	0	7,658,428	15,145,120
Aug-21	701,055,350	678,207,072	0	0	7,682,694	15,165,584
Jul-21	701,527,594	678,634,779	0	0	7,706,854	15,185,960
Jun-21	702,046,516	679,106,159	0	0	22,940,357	0
May-21	702,514,515	679,530,020	0	15,228,559	7,755,937	0
Apr-21	703,029,347	679,997,693	15,250,789	0	7,780,865	0
Mar-21	703,493,137	686,162,449	0	9,526,086	7,804,602	0
Feb-21	704,076,722	671,405,212	24,840,000	0	7,831,511	0
Jan-21	704,512,134	690,645,926	6,011,179	0	7,855,029	0
Dec-20	704,945,678	697,067,233	0	0	7,878,445	0
Nov-20	705,414,392	682,153,109	15,358,422	0	7,902,862	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	883100825	15,122,446.26	15,145,119.79	23,000,000.00	09/06/17	857,960.00	1.10480	09/30/19	02/06/28	315
24	310080024	7,632,984.82	8,089,055.73	9,150,000.00	08/19/20	(30,608.00)	(0.17710)	03/31/21	11/11/27	192
Totals		22,755,431.08	23,234,175.52	32,150,000.00		827,352.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	883100825	RT	TX	04/15/20	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

24	310080024	LO	PA	06/16/20	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
22	600943865	9,732,511.57	4.83000%	9,732,511.57 4.83000%		10	05/11/20	05/11/20	06/11/20
33	310080033	6,032,417.10	5.60000%	6,032,417.10 5.60000%			09/11/20	09/11/20	11/12/20
Totals		15,764,928.67		15,764,928.67
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	1,468.43	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,000.00	0.00	0.00	1,468.43	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,468.43

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29